Gains or losses on financial assets and liabilities - Schedule of detail, by origin, of gains/losses on financial assets and liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 127	€ (117)	€ 96
Financial assets at amortized cost	(89)	(190)	(3)
Other financial assets and liabilities	216	73	99
Gain or losses on financial assets and liabilities held for trading, net	1,017	1,344	2,316
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	1,106	495	198
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	(307)	691	(92)
Gain or losses from hedge accounting, net	12	14	69
Gains/losses on financial assets and liabilities, net	1,955	2,427	2,587
Debt securities
Financial instruments
Other financial assets and liabilities	€ 133	€ 50	€ 51